Income taxes (Schedule of Provision for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Current:
China	$ 17,110		$ 12,389		$ 37,540
Non-China	2,746	[1]	855	[1]	(144)	[1]
Total	19,856		13,244		37,396
Deferred:
China	14,092		599		(3,367)
Non-China	1,537	[1]	417	[1]	3,340	[1]
Total	15,629		1,016		(27)
Total provision for income taxes	$ 35,485		$ 14,260		$ 37,369

[1]	The financial figures are presented on entity level and only consider subsidiaries incorporated outside China.